Employee benefits and private pension plan - Sensitivity analysis (Detail) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 13,544
Change in assumptions	1.00%
Increase in liability	R$ 15,463
Salary growth rate [member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 252
Change in assumptions	1.00%
Increase in liability	R$ 272
Medical services growth rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 14,150
Change in assumptions	1.00%
Increase in liability	R$ 12,350